ROPES & GRAY LLP ONE INTERNATIONAL PLACE BOSTON, MA 02110-2624 WWW.ROPESGRAY.COM

March 27, 2009

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re:	Pre-Effective Amendment No. 1 to Registration Statement on Form N-14 (File No. 333-157608)

Ladies and Gentleman:

Enclosed for filing on behalf of RS Investment Trust (the “Trust”) is Pre-Effective Amendment No. 1 (the “Amendment”) to the above-referenced Registration Statement on Form N-14 (the “Registration Statement”). The Trust is filing the Amendment to update certain information in the Registration Statement, including the pro forma financial statements.

The Amendment includes (i) the Prospectus/Proxy Statement relating to the proposed acquisition of the assets and liabilities of RS Smaller Company Growth Fund, a series of the Trust, by RS Emerging Growth Fund, another series of the Trust, (ii) the Statement of Additional Information relating to the Prospectus/Proxy Statement, (iii) a Form of Proxy Card and (iv) the Part C. The Amendment is marked to show changes to the above-referenced Registration Statement filed with the Securities and Exchange Commission on February 27, 2009.

No registration fee is being paid at the time of filing because the Trust has previously filed an election, under Rule 24f-2 under the Investment Company Act of 1940, as amended, to register an indefinite number of shares.

Pursuant to Rule 461(a) under the Securities Act of 1933, the Trust respectfully requests that the effectiveness of the above-referenced Registration Statement be accelerated to 4:00 p.m. on Monday, March 30, 2009, or as soon thereafter as practicable.

Please direct any comments or questions on the enclosed materials to the undersigned at (617) 951-7467 or my colleague Hsin Chau at (415) 315-6342.

Sincerely,

/s/ Johnathan C. Mathiesen

Johnathan C. Mathiesen